Loans, borrowings and cash and cash equivalents - Reconciliation of debt to cash flows arising from financing activities (Details) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Disclosure of detailed information about borrowings [line items]
Loans and borrowings at beginning of the period	$ 22,489
Additions	1,225
Repayments	(7,841)
Interest paid	(1,121)
Cash flow from financing activities	(7,737)
Effect of exchange rate	(407)
Interest accretion	1,121
Non-cash changes	714
Loans and borrowings at end of the period	15,466
Notes repurchased	3,730
4.625% guaranteed notes due 2020
Disclosure of detailed information about borrowings [line items]
Notes redeemed	$ 499
Interest rate (as a percent)	4.625%
5.875% guaranteed notes due 2021
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	5.875%
6.875% guaranteed notes due 2036
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	6.875%
5.625% guaranteed notes due 2042
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	5.625%
4.375% guaranteed notes due 2022
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	4.375%